Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial risk management [text block] [Abstract]
Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector
	Chile	United States	Brazil	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Cash and Due from Banks	1,144,109	1,145,703	—	102,354	2,392,166

Financial Assets held-for-trading
From the Chilean Government and Central Bank of Chile	1,123,689	—	—	—	1,123,689
Other instruments issued in Chile	375,337	—	—	—	375,337
Instruments issued abroad	—	—	—	—	—
Mutual fund investments	373,329	—	—	—	373,329
Subtotal	1,872,355	—	—	—	1,872,355

Investments under resale agreements	142,329	—	—	—	142,329

Derivative Contracts for Trading Purposes
Forwards	872,481	53,923	—	30,228	956,632
Swaps	1,142,174	167,818	—	451,960	1,761,952
Call Options	4,961	—	—	—	4,961
Put Options	807	11	—	258	1,076
Futures	—	—	—	—	—
Subtotal	2,020,423	221,752	—	482,446	2,724,621

Hedge Derivative Contracts
Forwards	—	—	—	—	—
Swaps	5,864	25,780	—	29,950	61,594
Call Options	—	—	—	—	—
Put Options	—	—	—	—	—
Futures	—	—	—	—	—
Others	—	—	—	—	—
Subtotal	5,864	25,780	—	29,950	61,594

Loans and advances to Banks (before allowances)
Central Bank of Chile	630,053	—	—	—	630,053
Domestic banks	150,007	—	—	—	150,007
Foreign banks	—	—	244,969	115,162	360,131
Subtotal	780,060	—	244,969	115,162	1,140,191

Loans to Customers at amortized cost (before allowances)
Commercial loans	16,279,527	—	—	14,685	16,294,212
Residential mortgage loans	9,206,727	—	—	—	9,206,727
Consumer loans	4,532,333	—	—	—	4,532,333
Subtotal	30,018,587	—	—	14,685	30,033,272

Financial assets available-for-sale
Debt Instruments:
From the Chilean government and Central Bank of Chile	109,062	—	—	—	109,062
Other instruments issued in Chile	1,228,931	—	—	—	1,228,931
Instruments issued abroad	—	—	—	19,853	19,853
Subtotal	1,337,993	—	—	19,853	1,357,846
Equity Instruments:
Instruments issued in Chile	7,446	—	—	—	7,446
Instruments issued abroad	—	—	—	1,051	1,051
Subtotal	7,446	—	—	1,051	8,497
Total	1,345,439	—	—	20,904	1,366,343
	Central Bank of Chile	Government	Retail (Individuals)	Financial Services	Trade	Manufacturing	Mining	Electricity, Gas and Water	Agriculture and Livestock	Fishing	Transportation and Telecom	Construction	Services	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Cash and Due from Banks	178,429	—	—	2,213,737	—	—	—	—	—	—	—	—	—	—	2,392,166
Financial Assets held-for-trading
From the Chilean Government and Central Bank of Chile	1,024,525	99,164	—	—	—	—	—	—	—	—	—	—	—	—	1,123,689
Other instruments issued in Chile	—	—	—	375,337	—	—	—	—	—	—	—	—	—	—	375,337
Instruments issued abroad	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Mutual fund investment	—	—	—	373,329	—	—	—	—	—	—	—	—	—	—	373,329
Subtotal	1,024,525	99,164	—	748,666	—	—	—	—	—	—	—	—	—	—	1,872,355
Investments under resale agreements	—	18,460	278	66,285	40,642	—	2,067	1,533	902	35	8,665	21	—	3,441	142,329
Derivative Contracts for Trading Purposes
Forwards	—	—	1,532	480,269	16,225	79	2,856	22,903	14,103	642	1,930	277	497	415,319	956,632
Swaps	—	—	4	1,693,048	9,813	7,718	19	14,184	10,232	4,275	12,526	210	—	9,923	1,761,952
Call Options	—	—	—	1,196	1,569	280	—	—	1,433	171	—	84	190	38	4,961
Put Options	—	—	—	554	522	—	—	—	—	—	—	—	—	—	1,076
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	1,536	2,175,067	28,129	8,077	2,875	37,087	25,768	5,088	14,456	571	687	425,280	2,724,621
Hedge Derivative Contracts
Forwards	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Swaps	—	—	—	61,594	—	—	—	—	—	—	—	—	—	—	61,594
Call Options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Put Options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	61,594	—	—	—	—	—	—	—	—	—	—	61,594
Loans and advances to Banks
Central Bank of Chile	630,053	—	—	—	—	—	—	—	—	—	—	—	—	—	630,053
Domestic banks	—	—	—	150,007	—	—	—	—	—	—	—	—	—	—	150,007
Foreign banks	—	—	—	360,131	—	—	—	—	—	—	—	—	—	—	360,131
Subtotal	630,053	—	—	510,138	—	—	—	—	—	—	—	—	—	—	1,140,191
Loans to Customers at amortized cost
Commercial loans	—	—	—	2,587,559	2,066,372	1,624,972	604,660	325,143	1,623,465	140,709	1,234,087	2,142,699	2,267,869	1,676,677	16,294,212
Residential mortgage loans	—	—	9,206,727	—	—	—	—	—	—	—	—	—	—	—	9,206,727
Consumer loans	—	—	4,532,333	—	—	—	—	—	—	—	—	—	—	—	4,532,333
Subtotal	—	—	13,739,060	2,587,559	2,066,372	1,624,972	604,660	325,143	1,623,465	140,709	1,234,087	2,142,699	2,267,869	1,676,677	30,033,272
Financial Assets at Fair Value through OCI
Debt Instruments:
From the Chilean Government and Central Bank of Chile	92,824	16,238	—	—	—	—	—	—	—	—	—	—	—	—	109,062
Other instruments issued in Chile	—	—	—	994,658	—	—	—	9,667	—	—	—	178,444	—	46,162	1,228,931
Instruments issued abroad	—	—	—	19,853	—	—	—	—	—	—	—	—	—	—	19,853
Subtotal	92,824	16,238	—	1,014,511	—	—	—	9,667	—	—	—	178,444	—	46,162	1,357,846
Equity Instruments:
Instruments issued in Chile	—	—	—	7,446	—	—	—	—	—	—	—	—	—	—	7,446
Instruments issued abroad	—	—	—	1,051	—	—	—	—	—	—	—	—	—	—	1,051
Subtotal	—	—	—	8,497	—	—	—	—	—	—	—	—	—	—	8,497
Total	92,824	16,238	—	1,023,008	—	—	—	9,667	—	—	—	178,444	—	46,162	1,366,343
	Chile	United States	Brazil	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Cash and Due from Banks	1,272,238	1,158,637	—	129,341	2,560,216

Financial Assets held-for-trading
From the Chilean Government and Central Bank of Chile	4,159,292	—	—	—	4,159,292
Other instruments issued in Chile	105,798	—	—	—	105,798
Instruments issued abroad	—	164	—	—	164
Mutual fund investments	400,902	—	—	—	400,902
Subtotal	4,665,992	164	—	—	4,666,156

Investments under resale agreements	76,407	—	—	—	76,407

Derivative Contracts for Trading Purposes
Forwards	415,349	73,805	—	62,810	551,964
Swaps	1,184,563	83,776	—	744,908	2,013,247
Call Options	269	—	—	—	269
Put Options	1,462	—	—	—	1,462
Futures	—	—	—	—	—
Subtotal	1,601,643	157,581	—	807,718	2,566,942

Hedge Derivative Contracts
Forwards	—	—	—	—	—
Swaps	1,511	18,964	—	30,587	51,062
Call Options	—	—	—	—	—
Put Options	—	—	—	—	—
Futures	—	—	—	—	—
Subtotal	1,511	18,964	—	30,587	51,062

Loans and advances to Banks (before allowances)
Central Bank of Chile	2,380,033	—	—	—	2,380,033
Domestic banks	260,002	—	—	—	260,002
Foreign banks	—	—	150,230	149,391	299,621
Subtotal	2,640,035	—	150,230	149,391	2,939,656

Loans to Customers at amortized cost (before allowances)
Commercial loans	17,591,127	—	—	10,470	17,601,597
Residential mortgage loans	9,387,372	—	—	—	9,387,372
Consumer loans	3,948,721	—	—	—	3,948,721
Subtotal	30,927,220	—	—	10,470	30,937,690

Financial assets available-for-sale
Debt Instruments:
From the Chilean government and Central Bank of Chile	163,600	—	—	—	163,600
Other instruments issued in Chile	896,923	—	—	—	896,923
Instruments issued abroad	—	—	—	—	—
Subtotal	1,060,523	—	—	—	1,060,523
Equity Instruments:
Instruments issued in Chile	6,869	—	—	—	6,869
Instruments issued abroad	—	—	—	761	761
Subtotal	6,869	—	—	761	7,630
Total	1,067,392	—	—	761	1,068,153
	Central Bank of Chile	Government	Retail (Individuals)	Financial Services	Trade	Manufacturing	Mining	Electricity, Gas and Water	Agriculture and Livestock	Fishing	Transportation and Telecom	Construction	Services	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Cash and Due from Banks	641,890	—	1,918,326	—	—	—	—	—	—	—	—	—	—	—	2,560,216
Financial Assets held-for-trading
From the Chilean Government and Central Bank of Chile	4,009,676	149,616	—	—	—	—	—	—	—	—	—	—	—	—	4,159,292
Other instruments issued in Chile	—	—	—	105,798	—	—	—	—	—	—	—	—	—	—	105,798
Instruments issued abroad	—	—	—	164	—	—	—	—	—	—	—	—	—	—	164
Mutual fund investment	—	—	—	400,902	—	—	—	—	—	—	—	—	—	—	400,902
Subtotal	4,009,676	149,616		506,864	—	—	—	—	—	—	—	—	—	—	4,666,156
Investments under resale agreements	—	10,006	950	64,554	130	—	—	—	—	—	—	146	—	621	76,407
Derivative Contracts for Trading Purposes
Forwards	—	—	—	351,833	17,280	16,078	4,456	6,253	1,071	30	2,269	265	—	152,429	551,964
Swaps	—	—	—	1,943,033	4,579	4,031	18	17,637	10,237	913	21,163	662	—	10,974	2,013,247
Call Options	—	—	—	13	205	—	—	—	40	—	—	11	—	—	269
Put Options	—	—	—	148	1,314	—	—	—	—	—	—	—	—	—	1,462
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	2,295,027	23,378	20,109	4,474	23,890	11,348	943	23,432	938	—	163,403	2,566,942
Hedge Derivative Contracts
Forwards
Swaps	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Call Options	—	—	—	51,062	—	—	—	—	—	—	—	—	—	—	51,062
Put Options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	51,062	—	—	—	—	—	—	—	—	—	—	51,062
Loans and advances to Banks
Central Bank of Chile	2,380,033	—	—	—	—	—	—	—	—	—	—	—	—	—	2,380,033
Domestic banks	—	—	—	260,002	—	—	—	—	—	—	—	—	—	—	260,002
Foreign banks	—	—	—	299,621	—	—	—	—	—	—	—	—	—	—	299,621
Subtotal	2,380,033	—	—	559,623	—	—	—	—	—	—	—	—	—	—	2,939,656
Loans to Customers at amortized cost
Commercial loans	—	—	—	2,351,333	2,544,146	1,347,770	470,607	395,598	1,647,226	135,488	1,454,404	2,453,579	3,054,194	1,747,252	17,601,597
Residential mortgage loans	—	—	9,387,372	—	—	—	—	—	—	—	—	—	—	—	9,387,372
Consumer loans	—	—	3,948,721	—	—	—	—	—	—	—	—	—	—	—	3,948,721
Subtotal	—	—	13,336,093	2,351,333	2,544,146	1,347,770	470,607	395,598	1,647,226	135,488	1,454,404	2,453,579	3,054,194	1,747,252	30,937,690
Financial Assets at Fair Value through OCI
Debt Instruments:
From the Chilean Government and Central Bank of Chile	109	163,491	—	—	—	—	—	—	—	—	—	—	—	—	163,600
Other instruments issued in Chile	—	—	—	851,468	—	4,465	—	8,089	—	—	5,334	—	—	27,567	896,923
Instruments issued abroad	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	109	163,491	—	851,468	—	4,465	—	8,089	—	—	5,334	—	—	27,567	1,060,523
Equity Instruments:
Instruments issued in Chile	—	—	—	6,869	—	—	—	—	—	—	—	—	—	—	6,869
Instruments issued abroad	—	—	—	761	—	—	—	—	—	—	—	—	—	—	761
Subtotal	—	—	—	7,630	—	—	—	—	—	—	—	—	—	—	7,630
Total	109	163,491	—	859,098	—	4,465	—	8,089	—	—	5,334	—	—	27,567	1,068,153

Schedule of guarantee values
		Fair value of collateral and credit enhancements held as of December 31, 2019
	Maximum exposure to credit risk	Mortgages	Pledge (*)	Securities	Warrants	Net collateral	Net exposure
Loans to customers:	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Corporate lending	12,117,724	2,660,585	82,365	345,246	2,182	3,090,378	9,027,346
Small business lending	4,176,488	3,208,206	30,466	26,674	—	3,265,346	911,142
Consumer lending	4,532,333	362,140	966	2,045	—	365,151	4,167,182
Mortgage lending	9,206,727	8,019,519	51	176	—	8,019,746	1,186,981
Total	30,033,272	14,250,450	113,848	374,141	2,182	14,740,621	15,292,651
		Fair value of collateral and credit enhancements held as of December 31, 2020
	Maximum exposure to credit risk	Mortgages	Pledge (*)	Securities	Warrants	Net collateral	Net exposure
Loans to customers:	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Corporate lending	12,810,975	3,091,284	128,366	565,761	2,842	3,788,253	9,022,722
Small business lending	4,790,622	3,178,176	28,832	14,242	—	3,221,250	1,569,372
Consumer lending	3,948,721	333,191	795	2,518	—	336,504	3,612,217
Mortgage lending	9,387,372	8,499,584	113	87	—	8,499,784	887,588
Total	30,937,690	15,102,235	158,106	582,608	2,842	15,845,791	15,091,899
(*)	Includes agricultural and industrial pledges, and pledges without conveyance.

Schedule of credit quality by asset class, based on the Bank's credit rating system
	Default
	1 to 29 days	30 to 59 days	60 to 89 days
	MCh$	MCh$	MCh$
Loans and advances to banks	31,249	—	—
Subtotal past-due loans and advances to banks	31,249	—	—
Commercial loans	213,574	54,980	27,255
Import-export financing	9,337	712	1,158
Factoring transactions	32,002	3,031	339
Commercial lease transactions	53,756	8,098	4,735
Other loans and receivables	1,947	259	115
Residential mortgage loans	152,599	73,838	32,932
Consumer loans	221,162	102,344	51,976
Subtotal past-due loans to customers	684,377	243,262	118,510
Total	715,626	243,262	118,510
	Default
	1 to 29 days	30 to 59 days	60 to 89 days
	MCh$	MCh$	MCh$
Loans and advances to banks	14,454	—	—
Subtotal past-due loans and advances to banks	14,454	—	—
Commercial loans	133,625	29,240	13,039
Import-export financing	5,246	71	223
Factoring transactions	16,255	1,464	157
Commercial lease transactions	17,889	3,904	979
Other loans and receivables	1,449	135	162
Residential mortgage loans	90,462	24,875	9,795
Consumer loans	136,147	53,786	22,764
Subtotal past-due loans to customers	401,073	113,475	47,119
Total	415,527	113,475	47,119

Schedule of aging analysis of loans
		Past due but not impaired(*)
	Neither past due nor impaired	Up to 30 days	Over 30 days and up to 60 days	Over 60 days and up to 90 days	Over 90 days	Total
As of December 31,	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
2019	28,320,599	599,844	159,756	57,946	595	29,138,740
2020	29,425,612	272,409	51,812	13,531	451	29,763,815
(*)	These amounts include installments that are overdue, plus the remaining balance of principal and interest on such loans.

Schedule of book value of loans with renegotiated terms
Financial assets	2019	2020
	MCh$	MCh$
Loans and advances to banks
Domestic banks	—	—
Foreign banks	—	—
Subtotal	—	—
Loans to Customers at amortized cost
Commercial loans	220,056	288,094
Residential mortgage loans	11,980	253,907
Consumer loans	366,339	532,420
Subtotal	598,375	1,074,421
Total renegotiated financial assets	598,375	1,074,421

Schedule of amortized costs and net loss of modified financial assets
2020
MCh$
Amortized costs of financial assets modified during the period	212,655
Net modification loss	109,743

Schedule of amortized costs and net loss of modified financial assets
	December 31, 2020
	Post modification		Pre-modification
	Gross carrying amount	Corresponding ECL	Gross carrying amount	Corresponding ECL
	MCh$	MCh$	MCh$	MCh$
Facilities that have cured since modification and are now measured using 12mECLs (Stage 1)	24,432	1,907	24,759	3,474
Facilities that reverted to (Stage 2/3) lifetime ECLs having once cured	8,620	2,130	8,634	908

Schedule of COVID refinancing
		Commercial Individual	Commercial Group	Consumer	Mortgage	Total
Bank Programs (*)
Number of Operations		664	39,473	187,428	91,928	319,493
Loan value of customers	MCh$	20,436	102,398	149,918	141,403	414,155
% from the portfolio	%	0.2%	2.1%	3.8%	1.5%	1.3%
Provisions	MCh$	592	3,005	12,462	684	16,743
		Stage 1	Stage 2	Stage 3	Total
Bank Programs (*)
Gross carrying amount	MCh$	354,632	36,850	22,674	414,155
% of portfolio	%	1.4%	0.8%	1.9%	1.3%
ECL	MCh$	9,914	3,074	3,756	16,743
% of total ECL	%	3.5%	1.3%	1.2%	2.0%
(*)	The granting of refinancing of operations associated with credit cards for MCh$147,918 is not included.

Schedule of fogape COVID credits
		Commercial Individual	Commercial Group	Consumer	Mortgage	Total
Government Programs
Number of Operations		4,036	35,209	—	—	39,245
Loan value of customers	MCh$	856,922	1,031,933	—	—	1,888,855
% from the portfolio	%	6.7%	21.4%	—	—	6.1%
Provisions (*)	MCh$	21,378	8,353	—	—	29,731
		Stage 1	Stage 2	Stage 3	Total
Government Programs
Gross carrying amount	MCh$	1,395,886	482,575	10,394	1,888,855
% of portfolio	%	5.5%	10.5%	0.9%	6.1%
ECL	MCh$	10,324	17,971	1,436	29,731
% of total ECL	%	3.7%	7.7%	0.5%	3.6%

Schedule of loans include deductible amount that available from annual sales level of each institution
	Annual Income			% Deductible
	Minimum UF	Maximum UF	% Coverage	until June 2020	after June 2020
Micro and small companies	—	25,000	85.00	5.00	2.50
Medium-sized companies	25,000	100,000	80.00	3.50	2.50
Large companies I	100,000	600,000	70.00	2.50	2.50
Large companies II	600,000	1,000,000	60.00	2.50	2.50

Schedule of use of MAR
	MAR LCCY + FCCY		MAR FCCY
	MMM$		MMUS$
	1 – 30 days	1 – 90 days	1 – 30 days	1 – 90 days
Maximum	3,040	5,708	1,239	2,488
Minimum	-1,063	1,602	-390	790
Average	1,358	3,853	504	1,811

Schedule of use of Cross Currency Funding
Cross Currency Funding
MMUS$
Maximum	3,122
Minimum	1,724
Average	2,417

Schedule of financial ratios
	Liquid Assets/ Net Funding <30 days	Liabilities>1 year/ Assets >1 year	Deposits/ Loans
Maximum	165%	100%	67%
Minimum	101%	84%	61%
Average	135%	94%	64%

Schedules for calculation of C46 regulatory information
	Adjusted C46 All CCYs as part of Tier-1 Capital		Adjusted C46 FCCY as part of Tier-1 Capital
	1 – 30 days	1 – 90 days	1 – 30 days
Maximum	0.48	0.66	0.33
Minimum	(0.13)	(0.06)	0.15
Average	0.15	0.27	0.22
Regulatory Limit	1.0	2.0	1.0

Schedule of the LCR and the NSFR
	LCR		NSFR
Maximum	2.47		1.10
Minimum	1.07		0.99
Average	1.89		1.06
Regulatory Limit	0.7	(*)	N/A
(*)	This is the current minimum value for the year 2020 and that increases 0.1 annually until reaching 1.0 in the year 2023.

Schedule of contractual maturity of financial liabilities
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2019
Current accounts and other demand deposits	11,326,133	—	—	—	—	—	11,326,133
Transactions in the course of payment	98,869	—	—	—	—	—	98,869
Obligations under repurchase agreements	297,011	8,582	—	—	—	—	305,593
Savings accounts and time deposits	6,421,107	1,985,948	2,250,153	284,073	491	421	10,942,193
Full delivery derivative transactions	378,151	351,351	1,132,429	974,371	669,851	797,191	4,303,344
Borrowings from financial institutions	68,843	348,228	934,144	206,811	—	—	1,558,026
Other financial obligations	142,010	292	17,529	727	167	—	160,725
Debt instruments issued	178,310	190,329	576,309	2,091,841	2,081,579	5,017,172	10,135,540
Total (excluding non-delivery derivative transactions)	18,910,434	2,884,730	4,910,564	3,557,823	2,752,088	5,814,784	38,830,423
Non - delivery derivative transactions	501,461	839,534	1,461,804	796,805	738,830	1,650,402	5,988,836
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2020
Current accounts and other demand deposits	15,167,229	—	—	—	—	—	15,167,229
Transactions in the course of payment	882,944	—	—	—	—	—	882,944
Obligations under repurchase agreements	289,777	43	—	—	—		289,820
Savings accounts and time deposits	6,243,204	1,964,350	648,974	59,038	1,222	156	8,916,944
Full delivery derivative transactions	396,599	364,793	1,305,210	1,088,925	549,777	934,097	4,639,401
Borrowings from financial institutions	74,424	140,455	340,532	1,020,126	2,090,600	—	3,666,137
Other financial obligations	189,003	80	334	386	37	—	189,840
Debt instruments issued	53,438	90,285	1,082,282	2,194,406	1,886,936	4,452,831	9,760,178
Total (excluding non-delivery derivative transactions)	23,296,618	2,560,006	3,377,332	4,362,881	4,528,572	5,387,084	43,512,493
Non - delivery derivative transactions	401,144	570,084	929,211	787,866	644,420	1,542,088	4,874,813

Schedule of use of VaR
Value-at-Risk
99% one-day confidence level
MCh$
Maximum	3,697
Minimum	215
Average	1,319

Schedule of use of EaR
12- months Earnings-at-Risk
99% confidence level 3 months defeasance period
MCh$
Maximum	100,191
Minimum	57,038
Average	80,271

Schedule of banking book interest rate exposure by contractual maturity
	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets as of December 31, 2019
Cash and due from banks	2,310,055	—	—	—	—	—	2,310,055
Transactions in the course of collection	230,605	—	—	—	—	—	230,605
Investment under resale agreements	45,056	—	—	—	—	—	45,056
Derivative instruments under hedge-accounting treatment	774	36,304	28,302	257,909	348,950	1,069,919	1,742,158
Inter-banking loans	876,508	98,673	167,287	—	—	—	1,142,468
Customer loans	3,179,665	2,524,282	6,473,441	6,979,231	3,980,097	10,744,559	33,881,275
Financial Assets at Fair Value through OCI	26,180	241,326	805,844	115,805	25,219	142,005	1,356,379
Total assets	6,668,843	2,900,585	7,474,874	7,352,945	4,354,266	11,956,483	40,707,996

Assets as of December 31, 2020
Cash and due from banks	2,496,891	—	—	—	—	—	2,496,891
Transactions in the course of collection	96,444	—	—	—	—	—	96,444
Investment under resale agreements	10,007	—	—	—	—	—	10,007
Derivative instruments under hedge-accounting treatment	260	1,800	182,709	250,612	282,219	995,168	1,712,768
Inter-banking loans	2,743,250	71,543	125,574	—	—	—	2,940,367
Customer loans	3,180,598	2,339,929	6,504,393	8,134,601	4,437,666	10,877,247	35,474,434
Financial Assets at Fair Value through OCI	94,086	145,272	456,613	185,995	31,465	145,987	1,059,418
Total assets	8,621,536	2,558,544	7,269,289	8,571,208	4,751,350	12,018,402	43,790,329
	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2019
Current accounts and demand deposits	11,382,462	—	—	—	—	—	11,382,462
Transactions in the course of payment	3,423	—	—	—	—	—	3,423
Obligations under repurchase agreements	9,068	—	—	—	—	—	9,068
Savings accounts and interest-bearing deposits	6,421,107	1,985,948	2,250,153	284,073	491	421	10,942,193
Derivative instruments under hedge-accounting treatment	156	33,740	23,300	251,136	317,886	1,117,967	1,744,185
Inter-banking borrowings	60,331	348,228	934,144	206,811	—	—	1,549,514
Long-term debt (*)	178,310	190,329	576,309	2,091,841	2,081,579	5,017,172	10,135,540
Other liabilities	142,010	292	17,529	727	167	—	160,725
Total liabilities	18,196,867	2,558,537	3,801,435	2,834,588	2,400,123	6,135,560	35,927,110

Liabilities as of December 31, 2020
Current accounts and demand deposits	15,245,137	—	—	—	—	—	15,245,137
Transactions in the course of payment	816,294	—	—	—	—	—	816,294
Obligations under repurchase agreements	13,255	—	—	—	—	—	13,255
Savings accounts and interest-bearing deposits	6,243,204	1,964,350	648,974	59,038	1,222	156	8,916,944
Derivative instruments under hedge-accounting treatment	160	291	192,625	230,742	280,421	1,057,369	1,761,608
Inter-banking borrowings	72,935	140,455	340,532	1,020,126	2,090,600	—	3,664,648
Long-term debt (*)	53,438	90,285	1,082,282	2,194,406	1,886,936	4,452,831	9,760,178
Other liabilities	189,003	80	334	386	37	—	189,840
Total liabilities	22,633,426	2,195,461	2,264,747	3,504,698	4,259,216	5,510,356	40,367,904
(*)	Amounts shown here are different from those reported in the liabilities report which is part of the liquidity analysis, due to differences in the treatment of mortgage bonds issued by the Bank in both reports.

Schedule of Adverse scenario market factors fluctuations
Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book
	CLP Derivatives	CLP Bonds	CLF Derivatives	CLF Bonds	USD Offshore Libor Derivatives	Spread USD On/Off Derivatives
	(bps)	(bps)	(bps)	(bps)	(bps)	(bps)
Less than 1 year	-4	53	-11	44	-9	-350
Greater than 1 year	5	63	2	58	-15	-334

Schedule of Potential Profit and Loss Impact on Trading Book
Most Adverse Stress Scenario P&L Impact Trading Book
(MCh$)
CLP Interest Rate		(3,564)
Derivatives	(29)
Debt instruments	(3,535)
CLF Interest Rate		(395)
Derivatives	81
Debt instruments	(476)
Interest rate USD offshore		(284)
Domestic/offshore interest rate spread USD		(8,164)
Total Interest rates		(12,407)
Total FX		(20)
Total FX Options		(78)
Total		(12,505)

Schedule of NRFF impact on accrual book for next 12-months
Most Adverse Stress Scenario 12-Month Revenue Accrual Book
(MCh$)
Impact by Base Interest Rate shocks	(194,559)
Impact due to Spreads Shocks	(6,591)
Higher / (Lower) Net revenues	(201,150)

Schedule of risk weighted assets, Basic Capital ratio and Regulatory Capital ratio
	Consolidated assets		Risk-weighted assets
	2019	2020	2019	2020
	MCh$	MCh$	MCh$	MCh$
Balance sheet assets (net of provisions)
Cash and due from banks	2,392,166	2,560,216	38,250	105,878
Transactions in the course of collection	331,420	163,252	167,781	151,138
Financial Assets held-for-trading	1,872,355	4,666,156	462,177	442,307
Investment under resale agreements	142,329	76,407	142,329	76,407
Derivative instruments (*)	1,555,749	1,137,195	1,124,730	828,330
Loans and advances to banks	1,140,081	2,939,198	389,417	351,068
Loans to Customers at amortized cost	29,384,039	30,101,583	25,668,329	24,998,600
Financial assets at fair value through OCI	1,366,343	1,068,153	323,160	249,239
Financial assets held to maturity	—	—	—	—
Investments in other companies	48,442	42,338	50,758	44,649
Intangible assets	91,717	94,111	58,307	60,701
Property and equipment	220,262	217,928	220,262	217,928
Leased assets	150,665	118,829	150,665	118,829
Investment properties	13,190	12,833	—	—
Current tax assets	357	22,949	36	2,295
Deferred tax assets	231,293	292,517	32,095	35,794
Other assets	843,000	556,486	862,968	400,098
Subtotal	39,783,408	44,070,151	29,691,264	28,083,261

Off-balance-sheet assets
Contingent loans	4,365,922	4,140,133	2,616,074	2,483,310
Total	44,149,330	48,210,284	32,307,338	30,566,571
	As of December 31,
	2019	2020
	MCh$	MCh$
Basic capital (*) (**)	3,528,222	3,726,267
Effective equity	4,569,090	4,878,500
Total consolidated assets (**)	44,408,789	48,754,455
Total consolidated assets weighted by credit risk	32,307,338	30,566,571
	Ratio
	As of December 31,
	2019	2020
	%	%
Basic capital / consolidated assets	7.94	7.64
Effective equity / consolidated assets weighted by risk	14.14	15.96
(*)	Financial derivative contracts are presented as an equivalent credit risk for the purposes of calculating consolidated assets.
(*)	The Basic Capital corresponds to the equity of the owners of the Bank in the Consolidated Statement of Financial Position.
(**)	The total consolidated assets is presented in accordance with Chilean Generally Accepted Accounting Principles as issued by the Chilean Commission for Financial Market (“CMF”). As a result, it is not directly comparable with this Consolidated Statement of Financial Position.